Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
(Loss)/income before tax expenses	$ (59,544)	$ 996,916	$ 35,427
Hong Kong profit tax rate	16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate	$ (9,825)	$ 164,491	$ 5,845
Tax allowance at the statutory tax rates	113,474	896
Tax effect of income that is not taxable	(2)	(14)
Tax effect of expenses that are non-deductible			193
Tax effect of tax loss not recognized	873	190	188
Tax effect of two-tier tax rate	(21,166)	(21,146)	(3,114)
Tax effect of deductible temporary difference	10,762		(381)
Income taxes	$ 94,116	$ 144,417	$ 2,731